S000004336 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	281 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell Midcap Growth Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.10%	11.47%	11.54%
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
iShares Russell Mid-Cap Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		21.83%	11.25%	11.31%
Performance Inception Date					Jul. 17, 2001
iShares Russell Mid-Cap Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.70%	11.11%	11.12%
iShares Russell Mid-Cap Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.00%	8.94%	9.35%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.